Assumed contingent obligation related to the business combination - Reported change to the value of the liability (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Assumed contingent obligation	£ 996	£ 875	£ 802
Rhinopharma Limited
Disclosure of detailed information about business combination [line items]
Change in value of the assumed contingent obligation	£ 121	£ 73
Revenue assumption, % lower	10.00%
Revenue assumption, % higher	10.00%
Risk assumption, % lower	1.00%
Risk assumption, % higher	1.00%
Discount Rate, 1% Variable
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination, variable up	£ 954
Assumed contingent obligation	996
Contingent liabilities recognised in business combination, variable down	1,040
Revenue Concentration Risk, 10% Variable
Disclosure of detailed information about business combination [line items]
Contingent liabilities recognised in business combination, variable up	1,026
Assumed contingent obligation	996
Contingent liabilities recognised in business combination, variable down	£ 966